TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade receivable	$ 1,268	$ 1,587
Sales tax receivable	37	349
Duties receivable	649	40
Receivable from manufacturer	856	1,282
Total Trade and other receivables	$ 2,810	$ 3,258